Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Due To and Due From Related Parties	Due to and from related parties consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Due from related parties	$14	$40
Due to related parties	$229	$47